Basis of Presentation and General Information, detail (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Minimum [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Major Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	18.00%	16.00%	14.00%
Major Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%	14.00%	12.00%
Major Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	14.00%	15.00%	17.00%
Major Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	12.00%	10.00%